Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory
The Company’s significant components of inventory at December 31, 2018 and 2017 were as follows (in thousands):

	December 31, 2018	December 31, 2017
Raw materials and parts	$212,526	$160,093
Work in process	39,494	51,941
Finished goods	302,590	305,461
Gross inventories	554,610	517,495
Inventory reserve	(75,587)	(74,318)
Inventories	$479,023	$443,177

Schedule of Inventory Reserve
The change in the amounts of the inventory reserve during the three year period ended December 31, 2018 is as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2016	$77,888	$25,537	$(35,073)	$68,352
December 31, 2017	68,352	14,620	(8,654)	$74,318
December 31, 2018	74,318	36,606	(35,337)	$75,587